Financial instruments - financial and other risks (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Fair Values and Carrying Values of Financial Assets	The fair values and carrying values of our financial instruments at December 31, 2020 and 2019, respectively, are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2020		As of December 31, 2019
Amounts in thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$187,511	$187,511	$202,303	$202,303
Restricted cash (2)	5,293	5,293	12,293	12,293
Accounts receivable (3)	33,017	33,017	78,174	78,174
Investment in BWTS (4)	1,751	1,751	1,751	1,751
Working capital contributions to Scorpio Pools (5)	73,161	73,161	49,094	49,094
Seller's credit on sale leaseback vessels (6)	10,192	10,192	9,624	9,624

Financial liabilities
Accounts payable (7)	$12,863	$12,863	$23,122	$23,122
Accrued expenses (7)	32,193	32,193	41,452	41,452
Secured bank loans (8)	976,505	976,505	1,001,087	1,001,087
Sale and leaseback liability (9)	1,290,390	1,271,449	1,317,709	1,317,709
IFRS 16 - lease liability (10)	634,707	632,473	571,748	569,974
Senior Notes Due 2020 (11)	—	—	54,562	53,750
Senior Notes Due 2025 (11)	28,774	28,100	—	—
Convertible Notes due 2022 (12)	145,647	151,229	250,305	203,500
(1)     Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.
(2)     Restricted cash are considered Level 1 items due to the liquid nature of these assets.
(3)     We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.
(4)    We consider the value of our minority interest in our BWTS supplier (as described in Note 8) to be a Level 3 fair value measurement, as this supplier is a private company and the value has been determined based on unobservable market data (i.e. the proceeds that we would receive if we exercised the put option set forth in the agreement in full). Moreover, we consider that its carrying value approximates fair value given that the value of this investment is contractually limited to the strike prices set forth in the put and call options prescribed in the agreement and the difference between the two prices is not significant. The difference in the aggregate value of the investment, based on the spread between the exercise prices of the put and call options is $0.6 million.
(5)    Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets.  We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.
(6)    The seller's credit on lease financed vessels represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto.  This deposit will either be applied to the purchase price of the vessel if a purchase option is exercised or refunded to us at the expiration of the agreement.  This deposit has been recorded as a financial asset measured at amortized cost.  The present value of this deposit has been calculated based on the interest rate that is implied in the lease, and the carrying value will accrete over the life of the lease using the effective interest method, through interest income, until expiration.  We consider that its carrying value approximates fair value given that its value is contractually fixed based on the terms of each lease.
(7)    We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.
(8)     The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $12.3 million and $8.8 million of unamortized deferred financing fees as of December 31, 2020 and 2019, respectively.
(9)    The carrying value of our obligations due under sale and leaseback arrangements are measured at amortized cost using the effective interest method. With the exception of three fixed rate sale and leaseback arrangements, we consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments are measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2020. Accordingly, we consider their fair value to be a Level 2 measurement. The incremental borrowing rate did not materially differ from the implicit interest rate in these leases as of December 31, 2019. These amounts are shown net of $8.7 million and $7.8 million of unamortized deferred financing fees as of December 31, 2020 and 2019, respectively.
(10)    The carrying value of our lease obligations that are being accounted for under IFRS 16 are measured at present value of the minimum lease payments under each contract. These leases are mainly comprised of the leases acquired as part of the Trafigura Transaction. We consider that their carrying value approximates fair value because the interest rates on these leases change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments are measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2020 and 2019. Accordingly, we consider their fair value to be a Level 2 measurement.
(11)    The carrying value of our Senior Notes Due 2025 and 2020 are measured at amortized cost using the effective interest method. The carrying values shown in the table are the face value of the notes. The Senior Notes due 2025 are shown net of $1.4 million of unamortized deferred financing fees on our consolidated balance sheet as of December 31, 2020. The Senior Notes due 2020 are shown net of $0.5 million of unamortized deferred financing fees, respectively, on our consolidated balance sheet as of December 31, 2019. Our Senior Notes Due 2025 are quoted on the NYSE under the symbol 'SBBA'. We consider its fair value to be Level 1 measurement due to its quotation on an active exchange.
(12) The carrying values of our Convertible Notes due 2022 shown in the table above are their face value. The liability component of the Convertible Notes due 2022 has been recorded within Long-term debt on the consolidated balance sheet as of December 31, 2020. The equity component of the Convertible Notes due 2022 has been recorded within Additional paid-in capital on the consolidated balance sheet as of December 31, 2020. This instrument is quoted in inactive markets and is valued based on quoted prices on the recent trading activity. Accordingly, we consider its fair value to be a Level 2 measurement.
Fair Values and Carrying Values of Financial Liabilities	The fair values and carrying values of our financial instruments at December 31, 2020 and 2019, respectively, are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2020		As of December 31, 2019
Amounts in thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$187,511	$187,511	$202,303	$202,303
Restricted cash (2)	5,293	5,293	12,293	12,293
Accounts receivable (3)	33,017	33,017	78,174	78,174
Investment in BWTS (4)	1,751	1,751	1,751	1,751
Working capital contributions to Scorpio Pools (5)	73,161	73,161	49,094	49,094
Seller's credit on sale leaseback vessels (6)	10,192	10,192	9,624	9,624

Financial liabilities
Accounts payable (7)	$12,863	$12,863	$23,122	$23,122
Accrued expenses (7)	32,193	32,193	41,452	41,452
Secured bank loans (8)	976,505	976,505	1,001,087	1,001,087
Sale and leaseback liability (9)	1,290,390	1,271,449	1,317,709	1,317,709
IFRS 16 - lease liability (10)	634,707	632,473	571,748	569,974
Senior Notes Due 2020 (11)	—	—	54,562	53,750
Senior Notes Due 2025 (11)	28,774	28,100	—	—
Convertible Notes due 2022 (12)	145,647	151,229	250,305	203,500
(1)     Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.
(2)     Restricted cash are considered Level 1 items due to the liquid nature of these assets.
(3)     We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.
(4)    We consider the value of our minority interest in our BWTS supplier (as described in Note 8) to be a Level 3 fair value measurement, as this supplier is a private company and the value has been determined based on unobservable market data (i.e. the proceeds that we would receive if we exercised the put option set forth in the agreement in full). Moreover, we consider that its carrying value approximates fair value given that the value of this investment is contractually limited to the strike prices set forth in the put and call options prescribed in the agreement and the difference between the two prices is not significant. The difference in the aggregate value of the investment, based on the spread between the exercise prices of the put and call options is $0.6 million.
(5)    Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets.  We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.
(6)    The seller's credit on lease financed vessels represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto.  This deposit will either be applied to the purchase price of the vessel if a purchase option is exercised or refunded to us at the expiration of the agreement.  This deposit has been recorded as a financial asset measured at amortized cost.  The present value of this deposit has been calculated based on the interest rate that is implied in the lease, and the carrying value will accrete over the life of the lease using the effective interest method, through interest income, until expiration.  We consider that its carrying value approximates fair value given that its value is contractually fixed based on the terms of each lease.
(7)    We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.
(8)     The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $12.3 million and $8.8 million of unamortized deferred financing fees as of December 31, 2020 and 2019, respectively.
(9)    The carrying value of our obligations due under sale and leaseback arrangements are measured at amortized cost using the effective interest method. With the exception of three fixed rate sale and leaseback arrangements, we consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments are measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2020. Accordingly, we consider their fair value to be a Level 2 measurement. The incremental borrowing rate did not materially differ from the implicit interest rate in these leases as of December 31, 2019. These amounts are shown net of $8.7 million and $7.8 million of unamortized deferred financing fees as of December 31, 2020 and 2019, respectively.
(10)    The carrying value of our lease obligations that are being accounted for under IFRS 16 are measured at present value of the minimum lease payments under each contract. These leases are mainly comprised of the leases acquired as part of the Trafigura Transaction. We consider that their carrying value approximates fair value because the interest rates on these leases change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments are measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2020 and 2019. Accordingly, we consider their fair value to be a Level 2 measurement.
(11)    The carrying value of our Senior Notes Due 2025 and 2020 are measured at amortized cost using the effective interest method. The carrying values shown in the table are the face value of the notes. The Senior Notes due 2025 are shown net of $1.4 million of unamortized deferred financing fees on our consolidated balance sheet as of December 31, 2020. The Senior Notes due 2020 are shown net of $0.5 million of unamortized deferred financing fees, respectively, on our consolidated balance sheet as of December 31, 2019. Our Senior Notes Due 2025 are quoted on the NYSE under the symbol 'SBBA'. We consider its fair value to be Level 1 measurement due to its quotation on an active exchange.
(12) The carrying values of our Convertible Notes due 2022 shown in the table above are their face value. The liability component of the Convertible Notes due 2022 has been recorded within Long-term debt on the consolidated balance sheet as of December 31, 2020. The equity component of the Convertible Notes due 2022 has been recorded within Additional paid-in capital on the consolidated balance sheet as of December 31, 2020. This instrument is quoted in inactive markets and is valued based on quoted prices on the recent trading activity. Accordingly, we consider its fair value to be a Level 2 measurement.
Schedule of Contractual Maturity of Secured and Unsecured Credit Facilities
The following table details our remaining contractual maturity for our secured and unsecured credit facilities, lease financing and IFRS-16 lease liabilities. The amounts represent the future undiscounted cash flows of the financial liability based on the earliest date on which we can be required to pay. The table includes both interest and principal cash flows.
As the interest cash flows are not fixed, the interest amount included has been determined by reference to the projected interest rates as illustrated by the yield curves existing at the reporting date.

	As of December 31,
In thousands of U.S. dollars	2020	2019
Less than 1 month	$34,615	$31,501
1-3 months	109,849	93,139
3 months to 1 year	328,880	462,365
1-3 years	1,158,802	1,187,553
3-5 years	969,016	919,044
5+ years	942,670	1,114,328
Total	$3,543,832	$3,807,930